Operating Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of maturities of operating lease liabilities [Abstract]
2023	$ 1,808	$ 4,175
2024	1,489	1,808
2025	1,532	1,489
2026	1,284	1,531
2027	4,158	1,284
Thereafter		4,159
Total	11,219	14,446
Less: imputed interest	(1,355)	(1,707)
Total operating lease liabilities	$ 9,864	$ 12,739